Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) € in Thousands, $ in Thousands	1 Months Ended	9 Months Ended
	Aug. 31, 2014 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)	May 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 31, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables		€ 2,452				€ 1,014
Contract assets		7,180				808
Contract liabilities		746,548				€ 658,046
Revenue recognized from contract liabilities		33,100
Proceeds from the issuance of shares (net of transaction costs)		404,164	€ 867,717
Total revenues		61,765	42,830
Grants and other cost reimbursements from government agencies and similar bodies		64,307	11,313
Grant amount received/eligible to receive		38,349	17,630
Option fee payment received	€ 5,000
Additional development milestone payments	7,000
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from contract liabilities			34,854
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		20,470
Upfront Payments Received Or Receivable					€ 75,000
Commercial milestone payments							€ 17,845
German Federal Ministry of Education and Research
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		9,990,000	1,400
Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Option fee payment and an additional development milestone payment		12,000
EU APA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant amount for supply of future deliveries		450,000
Upfront payments included in contract liabilities		450,000
German Federal Ministry of Education and Research
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and other cost reimbursements from government agencies and similar bodies		64,031	€ 0
Upfront payment received	€ 30,000,000
Bill & Melinda Gates Foundation (BMGF)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and other cost reimbursements from government agencies and similar bodies		€ 246		$ 449